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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700





                                                     May 2, 2002





VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Variable Life Separate Account
                  File No. 333-46401 - (Enterprise Executive Advantage) Rule 497(j) Certification
                  -----------------------------------------------------

Commissioners:

         On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and supplement being used for Enterprise Executive Advantage variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus and supplement for that product contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 29, 2002.

         If you have any questions, please contact me at (617) 578-3031.

                                                     Sincerely,




                                                     John E. Connolly, Jr.